Leases - Future Minimum Revenues (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
LEASES [Abstract]
2014	$ 100,198
2015	83,118
2016	54,518
2017	13,708
2018	770
2019 and thereafter	0
Total minimum revenue, net of commissions	$ 252,312